Share-Based Compensation to Employees (Details) - Schedule of restricted ordinary shares activities - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of restricted ordinary shares activities [Abstract]
Number of shares	2,000
Weighted average grant date fair value	$ 3.01
Number of shares Granted		1,591,000
Weighted average grant date fair value Granted		$ 3.19
Number of shares Forfeited or canceled
Weighted average grant date fair value Forfeited or canceled
Number of shares Vested		798,500
Weighted average grant date fair value Vested		$ 3.19
Number of shares	2,000	792,500
Weighted average grant date fair value	$ 3.01	$ 3.19